Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10: RELATED PARTY TRANSACTIONS

On January 16, 2018, we entered into the Third Amendment to the Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, under which we obtained a $1.0 million revolving loan, with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 1,851,851 shares of Creative Realities’ common stock at a per share price of $0.27 (subject to adjustment). The fair value of the warrants was $266, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

For the quarter ended March 31, 2018, the Company had sales with a related party entity that is approximately 20% owned by a member of senior management. Sales were $417 for the quarter ended March 31, 2018 and $108 during the quarter ended March 31, 2017. Accounts receivable due from the related party was $2,503 and $3,017 at March 31, 2018 and December 31, 2017, respectively.

In December 2016 and January 2017, the Company’s majority shareholder and investor, Slipstream Communications LLC acquired all of the Company’s outstanding debt (see Note 8).

NOTE 8: RELATED PARTY TRANSACTIONS

As discussed in Note 1, on September 1, 2017, our CEO received 3,198,054 shares of our common stock valued at $1,119, as part of the issuance of the ConeXus Holdback shares. During the year-ended December 31, 2017, 5,422,604 of the 8,806,906 shares of common stock were issued to the CEO upon conversion of preferred stock.

For the years-ended December 31, 2017 and 2016, the Company had sales of $3,390 and $1,344, respectively, with a related party entity that is 22.5% owned by a member of senior management. Accounts receivable due from the related party was $3,017 and $543 at December 31, 2017 and 2016, respectively.

On November 13, 2017, Slipstream Communications, LLC, a related party investor, extended the maturity date of the term loan for which we issued to Slipstream Communications a five-year warrant to purchase up to 5,882,352 shares of common stock at a per-share price of $0.28 (subject to adjustment). The fair value of the warrants on the issuance date was $1.0 million.

On August 10, 2017, Slipstream Communications, LLC, a related party investor, extended the maturity date of the term loan for which we issued to Slipstream Communications a five-year warrant to purchase up to 5,882,352 shares of common stock at a per-share price of $0.28 (subject to adjustment). The fair value of the warrants on the issuance date was $1.2 million.

In December 2016 and January 2017, the Company’s majority shareholder and investor, Slipstream Communications LLC acquired all of the Company’s outstanding debt (see Note 6).

On December 12, 2016, we entered into a $1.0 million secured revolving promissory note pursuant to the August 17, 2016 Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, with interest thereon at 8% per annum, maturing on February 1, 2017. In connection with the loan, we issued the lender a five-year warrant to purchase up to 1,542,452 shares of common stock at a per-share price of $0.28 (subject to adjustment), all pursuant to a securities purchase agreement. This note was repaid on January 12, 2017.

On August 17, 2016, we entered into a Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, under which we obtained a $3.0 million term loan, with interest thereon at 8% per annum, maturing on August 17, 2018 (see Note 6). In connection with the loan, we issued the lender a five-year warrant to purchase up to 5,882,352 shares of Creative Realities’ common stock at a per share price of $0.28 (subject to adjustment).